Fair value and fair value hierarchy of financial instruments - Disclosure of Fair Value Measurement of Assets Explanatory (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,377,856,715	$ 1,572,697,716
Stock Loan	878,483,400	1,200,980,200
Financial assets	2,256,340,115	2,773,677,916
Derivative financial Asset	1,023,902,566	1,165,220,000
Financial assets	3,280,242,681	3,938,897,916
Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	185,435,750	1,249,999,800
Stock Loan	878,483,400	1,200,980,200
Financial assets	1,063,919,150	2,450,980,000
Derivative financial Asset	0	0
Financial assets	1,063,919,150	2,450,980,000
Significant observable inputs (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	892,565,280	0
Stock Loan	0	0
Financial assets	892,565,280	0
Derivative financial Asset	0	0
Financial assets	892,565,280	0
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	299,855,685	322,697,916
Stock Loan	0	0
Financial assets	299,855,685	322,697,916
Derivative financial Asset	1,023,902,566	1,165,220,000	$ 0
Financial assets	$ 1,323,758,251	$ 1,487,917,916